GOODWILL - Carrying Amount (Details) - COP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of information for cash-generating units [line items]
Goodwill carrying amount	$ 7,713,817	$ 7,348,587	$ 7,318,594
Leasing Bogota S.A. Panama
Disclosure of information for cash-generating units [line items]
Goodwill carrying amount	5,519,230	5,148,935
Sociedad Administradora de Fondos de Pensiones y Cesantias Porvenir S.A.
Disclosure of information for cash-generating units [line items]
Goodwill carrying amount	538,231	538,231
Banco de Bogota S.A. over Megabanco
Disclosure of information for cash-generating units [line items]
Goodwill carrying amount	465,905	465,905
Banco Popular S.A.
Disclosure of information for cash-generating units [line items]
Goodwill carrying amount	358,401	358,401
Banco de Bogota S.A.
Disclosure of information for cash-generating units [line items]
Goodwill carrying amount	301,222	301,222
Promigas S.A. E.S.P.
Disclosure of information for cash-generating units [line items]
Goodwill carrying amount	169,687	169,687
Banco de Occidente S.A.
Disclosure of information for cash-generating units [line items]
Goodwill carrying amount	127,571	127,571
Concesionaria Covipacífico S.A.S.
Disclosure of information for cash-generating units [line items]
Goodwill carrying amount	102,376	102,376
Concesionaria Panamericana S.A.S.
Disclosure of information for cash-generating units [line items]
Goodwill carrying amount	101,809	106,874
Banco de Occidente S.A. over Banco Unión
Disclosure of information for cash-generating units [line items]
Goodwill carrying amount	22,724	22,724
Hoteles Estelar S. A.
Disclosure of information for cash-generating units [line items]
Goodwill carrying amount	$ 6,661	$ 6,661